UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      3/31/11

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          5/6/11

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           150
Form 13F Information Table Value Total(thousands):            206573




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE     Inv. Other  Voting

3M Company		COM	88579Y101	4690	50159	SH	SOLE	0	SOLE
Abbott Laboratories	COM	002824100	3247	66191	SH	SOLE	0	SOLE
Accenture Ltd		COM	G1151C101	4641	84435	SH	SOLE	0	SOLE
Activision Blizzard Inc	COM	00507V109	1631	148675	SH	SOLE	0	SOLE
Acusphere, Inc.		COM	00511R870	10	112379	SH	SOLE	0	SOLE
Altria Group, Inc	COM	02209S103	331	12723	SH	SOLE	0	SOLE
American Express Co	COM	025816109	423	9364	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	730	2096	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	1046	3000	SH	OTHER	0	SOLE
Applied Materials Inc.	COM	038222105	50	3200	SH	OTHER	0	SOLE
Applied Materials Inc.	COM	038222105	140	8960	SH	SOLE	0	SOLE
Astrazeneca PLC (ADR)	COM	046353108	40	860	SH	OTHER	0	SOLE
Astrazeneca PLC (ADR)	COM	046353108	3069	66549	SH	SOLE	0	SOLE
AT&T Inc. Com		COM	00206R102	31	1025	SH	OTHER	0	SOLE
AT&T Inc. Com		COM	00206R102	570	18616	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	19	375	SH	OTHER	0	SOLE
Automatic Data Proc	COM	053015103	4015	78252	SH	SOLE	0	SOLE
Baidu, Inc.		COM			283	2050	SH	SOLE	0	SOLE
Bank of America Corp.	COM	060505104	214	16034	SH	OTHER	0	SOLE
Bank of America Corp.	COM	060505104	356	26731	SH	SOLE	0	SOLE
Berkshire Hathaway  A	COM	084670108	251	2	SH	OTHER	0	SOLE
Berkshire Hathaway  A	COM	084670108	752	6	SH	SOLE	0	SOLE
Berkshire Hathaway  B	COM	084670207	105	1250	SH	OTHER	0	SOLE
Berkshire Hathaway  B	COM	084670207	1205	14410	SH	SOLE	0	SOLE
BlackRock, Inc.		COM	09247X101	3	14	SH	OTHER	0	SOLE
BlackRock, Inc.		COM	09247X101	3165	15747	SH	SOLE	0	SOLE
Check Point Software	COM	M22465104	5	101	SH	OTHER	0	SOLE
Check Point Software	COM	M22465104	220	4300	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	3534	105439	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	563	5237	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	3646	212588	SH	SOLE	0	SOLE
Citigroup Inc.		COM	172967101	2	462	SH	OTHER	0	SOLE
Citigroup Inc.		COM	172967101	245	55413	SH	SOLE	0	SOLE
Clorox			COM	189054109	3335	47592	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	57	863	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	515	7767	SH	SOLE	0	SOLE
Colgate-Palmolive 	COM	194162103	233	2880	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	55	17000	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	2	25	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	3603	39258	SH	SOLE	0	SOLE
DeVry, Inc.		COM	25212W100	2580	46840	SH	SOLE	0	SOLE
Dominion Resources	COM	25746U109	388	8684	SH	SOLE	0	SOLE
Duke Energy Corp	COM	26441C105	302	16649	SH	SOLE	0	SOLE
E I du Pont de Nemours 	COM	263534109	4825	87779	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	258	8000	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	1059	39870	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	1	25	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	3228	55245	SH	SOLE	0	SOLE
Energen Corporation	COM	29265N108	458	7258	SH	SOLE	0	SOLE
ENSCO International	COM	26874Q100	3297	57005	SH	SOLE	0	SOLE
Exxon Mobil Corp	COM	30231G102	319	3785	SH	OTHER	0	SOLE
Exxon Mobil Corp	COM	30231G102	4868	57862	SH	SOLE	0	SOLE
Ford Motor Company	COM	345370860	182	12195	SH	SOLE	0	SOLE
Fortune Nat Res No St	COM	349681106	0	18000	SH	SOLE	0	SOLE
General Dynamics Corp	COM	369550108	3354	43812	SH	SOLE	0	SOLE
General Electric Comp	COM	369604103	91	4521	SH	OTHER	0	SOLE
General Electric Comp	COM	369604103	2569	128141	SH	SOLE	0	SOLE
Genuine Parts Co	COM	372460105	4143	77245	SH	SOLE	0	SOLE
Gerber Scientific, Inc.	COM	373730100	94	10000	SH	SOLE	0	SOLE
Gilead Sciences, Inc.	COM	375558103	66	1550	SH	OTHER	0	SOLE
Gilead Sciences, Inc.	COM	375558103	2376	55954	SH	SOLE	0	SOLE
Green Mountain Coffee	COM	393122106	252	3900	SH	SOLE	0	SOLE
Harris Corp.		COM			2932	59118	SH	SOLE	0	SOLE
Hewlett-Packard Co	COM	428236103	3	73	SH	OTHER	0	SOLE
Hewlett-Packard Co	COM	428236103	2553	62316	SH	SOLE	0	SOLE
HMZ Metals Inc.		COM			0	11900	SH	SOLE	0	SOLE
Hudson Valley Holding 	COM			705	32052	SH	OTHER	0	SOLE
IDEXX Laboratories, Inc	COM	45168D104	293	3800	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	3343	62225	SH	SOLE	0	SOLE
Ingersoll-Rand Comp	COM	G47791101	718	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	3	150	SH	OTHER	0	SOLE
Intel Corporation	COM	458140100	4421	219074	SH	SOLE	0	SOLE
Internatl Business Mach	COM	459200101	9	54	SH	OTHER	0	SOLE
Internatl Business Mach	COM	459200101	8613	52819	SH	SOLE	0	SOLE
ITT Corporation		COM	450911102	3022	50320	SH	SOLE	0	SOLE
J.P. Morgan Chase & Co	COM	46625H100	3683	79888	SH	SOLE	0	SOLE
Jacobs Engineering Grp.	COM	469814107	2846	55335	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	561	9469	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	1048	17686	SH	SOLE	0	SOLE
Kimberly-Clark Corp	COM	494368103	378	5796	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	231	13052	SH	OTHER	0	SOLE
Manulife Finl Corp	COM	56501R106	253	14310	SH	SOLE	0	SOLE
Mastercard Inc		COM	57636Q104	3044	12094	SH	SOLE	0	SOLE
Mattel, Inc.		COM	577081102	3072	123225	SH	SOLE	0	SOLE
McDonald's Corp		COM	580135101	5	70	SH	OTHER	0	SOLE
McDonald's Corp		COM	580135101	784	10302	SH	SOLE	0	SOLE
Med Efficiency Del	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	54	1374	SH	OTHER	0	SOLE
Medtronic, Inc.		COM	585055106	3220	81832	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	54	2125	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	1043	41065	SH	SOLE	0	SOLE
Net Tel International	COM	647581107	0	255000	SH	SOLE	0	SOLE
New York Comm Bancor	COM	649445103	364	21070	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	15	1815	SH	OTHER	0	SOLE
Nokia Corporation	COM	654902204	2198	258296	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	54	996	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	2985	54914	SH	SOLE	0	SOLE
Occidental Petroleum	COM	674599105	146	1400	SH	OTHER	0	SOLE
Occidental Petroleum	COM	674599105	220	2102	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	65	1950	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	4024	120372	SH	SOLE	0	SOLE
Paychex, Inc.		COM	704326107	59	1890	SH	OTHER	0	SOLE
Paychex, Inc.		COM	704326107	3703	117992	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	3949	61308	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	545	26822	SH	SOLE	0	SOLE
Plasticon Int'l Inc. 	COM			0	1060000	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	44	725	SH	OTHER	0	SOLE
Procter & Gamble Co	COM	742718109	4636	75265	SH	SOLE	0	SOLE
QUALCOMM Inc		COM	747525103	75	1370	SH	OTHER	0	SOLE
QUALCOMM Inc		COM	747525103	4372	79741	SH	SOLE	0	SOLE
Royal Dutch Petrol ADR	COM	780259206	209	2872	SH	SOLE	0	SOLE
Sandhaven Res PLC 	COM			0	400000	SH	SOLE	0	SOLE
Sasol Limited		COM	803866300	2613	45090	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	1	13	SH	OTHER	0	SOLE
Schlumberger Limited	COM	806857108	4856	52071	SH	SOLE	0	SOLE
SeaCo LTD  BMG7944110	COM	G79441104	7	10537	SH	SOLE	0	SOLE
Southern Company	COM	842587107	289	7590	SH	SOLE	0	SOLE
Stryker Corporation	COM	863667101	2923	48076	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	3166	114310	SH	SOLE	0	SOLE
Target Corporation	COM	87612E106	1726	34515	SH	SOLE	0	SOLE
Teva Pharmaceutical	COM	881624209	50	990	SH	OTHER	0	SOLE
Teva Pharmaceutical	COM	881624209	2758	54983	SH	SOLE	0	SOLE
Texas Instruments 	COM	882508104	375	10853	SH	SOLE	0	SOLE
The Hanover Ins Grp, I	COM	410867105	68	1500	SH	SOLE	0	SOLE
The Hanover Ins Grp, I	COM	410867105	1293	28579	SH	OTHER	0	SOLE
The Toronto-Dom Bank	COM	891160509	19	212	SH	OTHER	0	SOLE
The Toronto-Dom Bank	COM	891160509	1439	16244	SH	SOLE	0	SOLE
Tivus, Inc.		COM			22	1108000	SH	SOLE	0	SOLE
Transocean Inc.		COM	G90073100	32	415	SH	OTHER	0	SOLE
Transocean Inc.		COM	G90073100	3496	44846	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	48	1824	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	713	26980	SH	OTHER	0	SOLE
UCap Inc. Susp 07/27/05	COM	928563402	0	165000	SH	SOLE	0	SOLE
United Parcel Service	COM	911312106	3	41	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	3295	44339	SH	SOLE	0	SOLE
United Technologies	COM	913017109	4940	58362	SH	SOLE	0	SOLE
Universal Express Inc	COM	91349P103	0	32000	SH	SOLE	0	SOLE
Verizon Commun		COM	92343V104	4229	109718	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	68	2366	SH	OTHER	0	SOLE
Vodafone Group PLC	COM	92857W209	3748	130351	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	55	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3349	64337	SH	SOLE	0	SOLE
Walt Disney Company	COM	254687106	0	10	SH	OTHER	0	SOLE
Walt Disney Company	COM	254687106	331	7674	SH	SOLE	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Western Digital Corp.	COM	958102105	2373	63630	SH	SOLE	0	SOLE
Western Union		COM	959802109	62	2970	SH	OTHER	0	SOLE
Western Union		COM	959802109	1968	94756	SH	SOLE	0	SOLE
WorldGate Comm		COM	98156L307	0	4887	SH	SOLE	0	SOLE
WorldGate Comm		COM	98156L307	9	159718	SH	OTHER	0	SOLE